First Trust Preferred Securities and Income Fund
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.6%
	Automobiles – 0.1%
2,045	Ford Motor Co.	6.00%	12/01/59	$47,444
4,917	Ford Motor Co.	6.50%	08/15/62	120,614
				168,058
	Banks – 0.9%
30,488	Bank of America Corp., Series KK	5.38%	(a)	715,249
7,704	Citizens Financial Group, Inc.	7.38%	(a)	196,914
15,899	KeyCorp (b)	6.20%	(a)	364,564
22,880	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	549,806
10,557	US Bancorp, Series K	5.50%	(a)	253,474
				2,080,007
	Capital Markets – 2.1%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	430,568
43,515	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,094,837
8,104	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(a)	179,666
53,659	Carlyle Finance LLC	4.63%	05/15/61	983,033
28,058	KKR Group Finance Co., IX LLC	4.63%	04/01/61	540,117
35,000	Morgan Stanley, Series Q	6.63%	(a)	905,100
21,970	TPG Operating Group II, L.P.	6.95%	03/15/64	564,409
				4,697,730
	Consumer Finance – 0.0%
2,923	Capital One Financial Corp., Series J	4.80%	(a)	54,748
	Diversified REITs – 0.3%
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	590,227
	Diversified Telecommunication Services – 0.4%
41,881	AT&T, Inc., Series C	4.75%	(a)	833,013
	Electric Utilities – 1.5%
12,419	SCE Trust IV, Series J (b)	5.38%	(a)	297,559
9,435	SCE Trust V, Series K (b)	5.45%	(a)	228,705
85,000	SCE Trust VII, Series M	7.50%	(a)	2,224,450
25,000	SCE Trust VIII, Series N	6.95%	(a)	633,500
				3,384,214
	Financial Services – 0.4%
38,898	Equitable Holdings, Inc., Series A	5.25%	(a)	853,422
	Gas Utilities – 0.4%
67,017	South Jersey Industries, Inc.	5.63%	09/16/79	980,540
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	560,055
21,958	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	416,324
				976,379
	Insurance – 5.5%
56,757	AEGON Funding Co., LLC	5.10%	12/15/49	1,208,357
82,329	American National Group, Inc., Series A (b)	5.95%	(a)	2,021,177
23,159	American National Group, Inc., Series B (b)	6.63%	(a)	575,501
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	75,946
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	86,128
27,992	Arch Capital Group Ltd., Series G	4.55%	(a)	536,047
10,322	Aspen Insurance Holdings Ltd.	5.63%	(a)	205,924

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
48,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	$963,877
36,000	Athene Holding Ltd. (b)	7.25%	03/30/64	907,200
31,585	Athene Holding Ltd., Series A (b)	6.35%	(a)	765,936
1,656	Athene Holding Ltd., Series D	4.88%	(a)	30,272
47,660	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,230,581
20,182	CNO Financial Group, Inc.	5.13%	11/25/60	400,007
73,827	Delphi Financial Group, Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (c)	8.77%	05/15/37	1,670,336
47,092	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,229,101
17,455	Metlife, Inc., Series F	4.75%	(a)	358,700
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	195,036
3,152	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	55,885
				12,516,011
	Multi-Utilities – 0.6%
9,671	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. Synthetic USD LIBOR + 4.01% (c)	9.60%	07/01/79	243,516
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	490,792
29,230	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	555,662
				1,289,970
	Real Estate Management & Development – 0.6%
52,168	Brookfield Property Partners, L.P., Series A	5.75%	(a)	656,795
4,258	Brookfield Property Partners, L.P., Series A-1	6.50%	(a)	63,870
48,772	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	663,543
3,087	DigitalBridge Group, Inc., Series I	7.15%	(a)	69,643
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,593
				1,456,444
	Specialized REITs – 0.0%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	60,857
	Wireless Telecommunication Services – 1.4%
39,341	United States Cellular Corp.	6.25%	09/01/69	862,748
46,394	United States Cellular Corp.	5.50%	03/01/70	946,438
62,232	United States Cellular Corp.	5.50%	06/01/70	1,269,533
				3,078,719
	Total $25 Par Preferred Securities			33,020,339
	(Cost $36,733,555)
$1,000 PAR PREFERRED SECURITIES – 2.6%
	Banks – 2.6%
1,013	Bank of America Corp., Series L	7.25%	(a)	1,212,571
3,761	Wells Fargo & Co., Series L	7.50%	(a)	4,523,543
	Total $1,000 Par Preferred Securities			5,736,114
	(Cost $6,420,512)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.9%
	Banks – 42.1%
$1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	9.38%	(a)	1,404,940
300,000	Banco de Credito e Inversiones S.A. (b) (d) (e)	8.75%	(a)	315,961
200,000	Banco de Credito e Inversiones S.A. (b) (d) (f)	8.75%	(a)	210,641

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$900,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	$887,006
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	1,000,806
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,132,323
1,600,000	Banco Santander S.A. (b) (d)	4.75%	(a)	1,478,738
700,000	Banco Santander S.A. (b) (d)	8.00%	(a)	708,110
800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	873,129
1,600,000	Banco Santander S.A. (b) (d)	9.63%	(a)	1,830,176
200,000	Bank of America Corp., Series RR (b)	4.38%	(a)	189,392
5,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	5,925,435
3,200,000	Bank of Montreal (b)	7.70%	05/26/84	3,301,731
800,000	Bank of Montreal (b)	7.30%	11/26/84	809,830
2,500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	2,654,502
1,800,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	1,889,771
1,300,000	Barclays PLC (b) (d)	4.38%	(a)	1,130,811
4,000,000	Barclays PLC (b) (d)	8.00%	(a)	4,118,192
1,100,000	Barclays PLC (b) (d)	9.63%	(a)	1,204,062
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	619,489
1,300,000	BBVA Bancomer S.A. (b) (d) (e)	8.45%	06/29/38	1,373,549
3,150,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,646,163
1,840,000	BNP Paribas S.A. (b) (d) (e)	7.75%	(a)	1,899,796
600,000	BNP Paribas S.A. (b) (d) (e)	8.00%	(a)	618,045
2,650,000	BNP Paribas S.A. (b) (d) (e)	8.50%	(a)	2,786,178
1,040,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	1,057,583
50,000	Citigroup, Inc., Series M, 3 Mo. CME Term SOFR + CSA + 3.42% (c)	9.01%	(a)	50,057
2,770,000	Citigroup, Inc., Series P (b)	5.95%	(a)	2,753,641
1,000,000	Citigroup, Inc., Series X (b)	3.88%	(a)	950,241
2,000,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	2,055,894
1,400,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	1,376,920
547,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	497,520
500,000	CoBank ACB (b)	7.25%	(a)	511,640
929,000	CoBank ACB, Series I (b)	6.25%	(a)	920,517
865,000	CoBank ACB, Series K (b)	6.45%	(a)	860,992
600,000	Commerzbank AG (b) (d) (f)	7.00%	(a)	597,210
300,000	Farm Credit Bank of Texas (b)	7.75%	(a)	306,230
600,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	573,000
100,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	99,374
630,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	613,843
200,000	HSBC Holdings PLC (b) (d)	4.60%	(a)	173,877
2,000,000	HSBC Holdings PLC (b) (d)	8.00%	(a)	2,118,866
200,000	ING Groep N.V. (b) (d)	6.50%	(a)	199,492
2,930,000	ING Groep N.V. (b) (d) (f)	7.50%	(a)	2,985,084
2,157,000	ING Groep N.V. (b) (d) (f)	8.00%	(a)	2,263,224
3,882,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	3,886,949
3,850,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	3,987,651
200,000	Lloyds Banking Group PLC (b) (d)	6.75%	(a)	200,453
200,000	Lloyds Banking Group PLC (b) (d)	7.50%	(a)	201,204
3,290,000	Lloyds Banking Group PLC (b) (d)	8.00%	(a)	3,424,298
200,000	NatWest Group PLC (b) (d)	6.00%	(a)	197,919
1,800,000	NatWest Group PLC (b) (d)	8.00%	(a)	1,821,074
600,000	NatWest Group PLC (b) (d)	8.13%	(a)	622,778
1,406,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	1,389,694
494,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	493,953
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,612,621
3,000,000	Royal Bank of Canada (b)	7.50%	05/02/84	3,123,114

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$870,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	$726,378
1,500,000	Societe Generale S.A. (b) (d) (e)	9.38%	(a)	1,542,244
1,200,000	Societe Generale S.A. (b) (d) (e)	10.00%	(a)	1,269,978
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (d)	6.60%	(a)	727,127
200,000	Swedbank AB (b) (d) (f)	7.63%	(a)	201,875
1,000,000	Swedbank AB (b) (d) (f)	7.75%	(a)	1,020,706
3,180,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	3,323,415
2,214,000	Wells Fargo & Co. (b)	6.85%	(a)	2,246,168
1,000,000	Wells Fargo & Co. (b)	7.63%	(a)	1,066,171
				95,059,751
	Capital Markets – 6.1%
1,500,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	1,408,678
263,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	260,580
1,000,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	845,498
795,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	743,396
900,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	851,149
4,100,000	Credit Suisse Group AG, Claim (g) (h)			492,000
1,600,000	Credit Suisse Group AG, Claim (g) (h)			192,000
2,425,000	Credit Suisse Group AG, Claim (g) (h)			291,000
1,500,000	Credit Suisse Group AG, Claim (g) (h)			180,000
2,800,000	Deutsche Bank AG, Series 2020 (b) (d)	6.00%	(a)	2,690,175
1,600,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	1,677,830
2,225,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	2,298,783
513,000	State Street Corp., Series I (b)	6.70%	(a)	514,829
1,300,000	State Street Corp., Series J (b)	6.70%	(a)	1,301,583
				13,747,501
	Electric Utilities – 4.0%
1,980,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	2,007,827
1,080,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	1,094,641
320,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	299,405
25,000	Edison International, Series A (b)	5.38%	(a)	24,491
500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	499,251
1,700,000	Entergy Corp. (b)	7.13%	12/01/54	1,705,029
950,000	EUSHI Finance, Inc. (b) (e)	7.63%	12/15/54	970,269
1,785,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	1,859,904
565,000	NextEra Energy Capital Holdings, Inc. (b)	6.70%	09/01/54	575,580
				9,036,397
	Financial Services – 2.9%
2,500,000	American AgCredit Corp. (b) (e)	5.25%	(a)	2,450,000
1,500,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	1,462,500
600,000	Compeer Financial ACA (b) (e)	4.88%	(a)	585,000
1,920,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	1,955,226
				6,452,726
	Food Products – 2.8%
300,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	306,330
1,305,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	1,273,546
1,400,000	Land O’Lakes, Inc. (e)	7.00%	(a)	1,092,017
1,200,000	Land O’Lakes, Inc. (e)	7.25%	(a)	995,986
3,000,000	Land O’Lakes, Inc. (e)	8.00%	(a)	2,666,250
				6,334,129

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.6%
$1,400,000	AES (The) Corp. (b)	7.60%	01/15/55	$1,425,158
	Insurance – 8.7%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,853,811
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/36	760,071
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,961,880
2,000,000	CNP Assurances SACA (b) (d) (f)	4.88%	(a)	1,719,157
1,000,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	963,812
3,364,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	3,156,503
1,121,000	Global Atlantic Fin Co. (b) (e)	7.95%	10/15/54	1,140,436
2,870,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (c) (e)	7.71%	02/12/47	2,586,491
1,174,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	1,176,935
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	297,989
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,768,200
1,558,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	1,458,712
529,000	Lincoln National Corp., Series C (b)	9.25%	(a)	572,217
100,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	99,327
				19,515,541
	Multi-Utilities – 4.1%
4,320,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	3,953,483
1,817,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	1,886,917
650,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	684,254
200,000	NiSource, Inc. (b)	6.95%	11/30/54	203,316
1,534,000	Sempra (b)	4.13%	04/01/52	1,423,095
1,136,000	Sempra (b)	6.88%	10/01/54	1,140,864
				9,291,929
	Oil, Gas & Consumable Fuels – 6.1%
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,052,166
440,000	Enbridge, Inc. (b)	7.63%	01/15/83	458,295
1,200,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,315,400
1,360,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	1,292,483
490,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	482,239
880,000	Energy Transfer, L.P., Series F (b)	6.75%	(a)	876,495
3,877,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	3,874,335
658,000	Energy Transfer, L.P., Series H (b)	6.50%	(a)	655,350
66,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	62,527
1,700,000	Transcanada Trust (b)	5.50%	09/15/79	1,586,782
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,114,513
				13,770,585
	Retail REITs – 0.5%
400,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	389,704
800,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	758,099
				1,147,803
	Trading Companies & Distributors – 0.0%
26,000	Aircastle Ltd. (b) (e)	5.25%	(a)	25,540
	Total Capital Preferred Securities			175,807,060
	(Cost $181,851,531)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.2%
	Insurance – 2.2%
$4,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (7.63% cash or 8.38% PIK) (e) (j)	7.63%	10/15/25	$5,000,743
	(Cost $4,968,259)

Total Investments – 97.3%	219,564,256
(Cost $229,973,857)
Net Other Assets and Liabilities – 2.7%	6,109,494
Net Assets – 100.0%	$225,673,750

(a)	Perpetual maturity.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Floating or variable rate security.
(d)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2024, securities noted as such amounted to $54,828,183 or 24.3% of net assets. Of these securities, 9.1% originated in emerging markets, and 90.9% originated in foreign markets.

(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the
“Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although
market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $49,560,500 or 22.0% of net assets.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Restricted Securities table.

(j)	The issuer will pay interest in cash and/or in PIK interest.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Capital Markets	$4,697,730	$3,792,630	$905,100	$—
Gas Utilities	980,540	—	980,540	—
Insurance	12,516,011	10,488,565	2,027,446	—
Other Industry Categories*	14,826,058	14,826,058	—	—
$1,000 Par Preferred Securities*	5,736,114	5,736,114	—	—
Capital Preferred Securities*	175,807,060	—	175,807,060	—
Foreign Corporate Bonds and Notes*	5,000,743	—	5,000,743	—
Total Investments	$219,564,256	$34,843,367	$184,720,889	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	$102.11	$310,125	$306,330	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	96.38	1,000,000	963,812	0.43
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	97.59	1,330,692	1,273,546	0.56
				$2,640,817	$2,543,688	1.13%